Condensed Consolidated Statements of Cash Flows (Unaudited) - EUR (€) € in Thousands	9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net profit	€ 254,460	€ 139,137
Adjustments to reconcile net profit to net cash flows from operating activities:
Depreciation and amortization	81,754	72,193
Loss on disposal of property, plant and equipment	90	20
Change in expected credit loss	1,781	(540)
Finance cost, net	68,692	108,017
Net exchange differences	(1,875)	21,295
Non-cash operating items	189	1,993
Income tax expense	114,182	76,399
Income tax paid	(123,735)	(8,772)
MIP personal income tax paid	0	(11,426)
Changes in working capital
Inventories	(61,623)	(29,859)
Right to return assets	(599)	(1,191)
Trade and other receivables	(139,411)	(97,891)
Trade and other payables	24,470	24,220
Accrued Liabilities	3,164	(3,340)
Other current financial liabilities	425	1,119
Other current provision	(3,360)	(5,852)
Contract liabilities	1,856	3,330
Prepayments	(1,601)	(4,397)
Other	11,856	1,658
Net cash flows provided by operating activities	230,715	286,113
Cash flows from investing activities
Interest received, net of taxes withheld	4,317	3,501
Purchases of property, plant and equipment	(54,092)	(49,525)
Proceeds from sales of property, plant and equipment	36	0
Purchases of intangible assets	(7,799)	(6,130)
Purchase of other assets	(1,430)	0
Receipt of government grant	1,888	8,739
Net cash flows used in investing activities	(57,080)	(43,415)
Cash flows from financing activities
IPO Proceeds, net of transaction costs	0	449,214
Repurchase of ordinary shares	(176,382)
Repayment of loans and borrowings	(6,077)	(526,048)
Payment of transaction costs related to refinancing	(250)	0
Interest paid	(45,071)	(73,592)
Payments of lease liabilities	(31,512)	(25,461)
Interest portion of lease liabilities	(6,820)	(6,036)
Net cash flows used in financing activities	(266,112)	(181,923)
Net decrease in cash and cash equivalents	(92,477)	60,775
Cash and cash equivalents at beginning of period	355,843	344,408
Net foreign exchange difference	(1,532)	(836)
Cash and cash equivalents at end of period	€ 261,834	€ 404,347